Preferred Stock (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			6 Months Ended	12 Months Ended
	Aug. 29, 2014	Aug. 01, 2014	Sep. 30, 2014	Mar. 31, 2015	Sep. 30, 2015	Jun. 25, 2015
Class of Stock [Line Items]
Stock acquisition amount, total			¥ 390,000
Common stock exchanged to acquire preferred stock, shares		1,245
Retirement of treasury stock, amount				¥ 390,001
Preferred stock outstanding, shares
First Series of Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Stock acquisition price, per share				¥ 2,500
Stock acquisition amount, total				¥ 390,000
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Stock acquired and recorded as treasury stock, shares		1,000
Stock retired, shares	1,000
Preferred stock outstanding, shares
Stock authorized, shares				1,000
First Series of Class 5 and Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Decrease in stock authorized, shares						1,000
Stock authorized, shares